INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to loss before taxes for fiscal year 2020 and 2019), as follows:

	December 31,	December 31,
	2020	2019
Tax expense (benefit) at the statutory rate	$(1,158,482)	$(222,188)
Non-deductible items	385,216	-
Deferred true-ups	(56,746)	-
Change in valuation allowance	830,012	222,188
Total	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATES

The following is a reconciliation of the U.S. federal statutory rate to the effective income tax rates for the years ended December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
U.S. statutory federal rate	21.0%	21.0%
Non-deductible / non-taxable items	-6.5%	0.0%
Deferred true-up	-1.0%	0.0%
Valuation allowance	-13.5%	-21.0%
Total provision	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2020 and 2019, are as follows:

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$6,504,000	$5,785,000
Lease liability	277,000	-
Intangible assets	181,000	-
Deferred tax liabilities:
Fixed assets	(277,000)	-
Total gross deferred tax assets	6,685,000	5,785,000
Less: Deferred tax asset valuation allowance	(6,685,000)	(5,785,000)
Total net deferred taxes	$-	$-